Business Combinations - 2017 Coyle Family Parts (Details) - Coyle Family Plants	1 Months Ended	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 CAD ($)	Nov. 30, 2017 CAD ($) plant
Disclosure of detailed information about business combination
Number of plants acquired | plant			3
Total consideration including non-cash debt assumed			$ 30,000,000
Cash paid			25,000,000
Liabilities incurred			4,000,000
Goodwill expected to be deductible for tax purposes			3,000,000
Fair values of identifiable assets acquired and liabilities assumed:
Accounts receivable			12,000,000
Inventories			1,000,000
Property, plant and equipment			10,000,000
Intangible assets with finite useful life (client list)			7,000,000
Goodwill			4,000,000
Total assets			34,000,000
Trade and other payables			(4,000,000)
Current portion of long-term debt			(1,000,000)
Long-term debt			(3,000,000)
Net assets acquired			26,000,000
Total non-cash consideration
Cash paid			25,000,000
Non-cash provision for working capital purchase price adjustment	$ 1,000,000	$ 1,000,000	1,000,000
Total consideration transferred			$ 26,000,000
Revenue of acquiree since acquisition date	4,000,000
Profit (loss) of acquiree since acquisition date	0
Revenue of acquiree as if combination occurred at beginning of period		4,369,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period		506,000,000
At fair value
Fair values of identifiable assets acquired and liabilities assumed:
Accounts receivable	$ 12,000,000	$ 12,000,000